PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
Retirement 2030 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 36.8%
50,962  BNY Mellon High Yield
Beta ETF
$ 2,371,262
2.0
18,092  iShares Core S&P Mid-
Cap ETF
4,781,715
4.0
35,824  iShares Core S&P
Small-Cap ETF
3,610,343
3.0
132,608  iShares Core U.S.
Aggregate Bond ETF
12,836,454
10.7
67,851  Schwab U.S. TIPS
ETF
3,503,826
2.9
220,009  Vanguard FTSE
Developed Markets
ETF
10,065,412
8.4
58,416  Vanguard FTSE
Emerging Markets ETF
2,367,600
2.0
37,787  Vanguard Long-Term
Treasury ETF
2,269,865
1.9
30,925  Vanguard Short-Term
Bond ETF
2,340,095
1.9
Total Exchange-Traded
Funds
(Cost $44,452,122)
44,146,572
36.8
MUTUAL FUNDS : 63.1%
Affiliated Investment Companies : 26.2%
2,411,078  Voya Intermediate
Bond Fund - Class R6
20,590,610
17.2
378,369  Voya Multi-Manager
International Equity
Fund - Class I
3,594,502
3.0
547,212  Voya Multi-Manager
International Factors
Fund - Class I
4,848,302
4.0
236,459
(1)
Voya VACS Series
EME Fund
2,381,144
2.0
31,414,558
26.2
Unaffiliated Investment Companies : 36.9%
889,626  TIAA-CREF S&P
500 Index Fund
- Institutional Class
44,205,529
36.9
Total Mutual Funds
(Cost $71,591,820)
75,620,087
63.1
Total Long-Term
Investments
(Cost $116,043,942)
119,766,659
99.9
Total Investments in
Securities
(Cost $116,043,942) $ 119,766,659 99.9
Assets in Excess of
Other Liabilities 174,407 0.1
Net Assets $ 119,941,066 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
Retirement 2030 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 44,146,572 $ — $ — $ 44,146,572
Mutual Funds 75,620,087 — — 75,620,087
Total Investments, at fair value $ 119,766,659 $ — $ — $ 119,766,659
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund - Class R6 $ 17,319,192 $ 6,266,137 $ (2,749,120) $ (245,599) $ 20,590,610 $ 197,717 $ (36,626) $ —
Voya Multi-Manager International Equity
Fund - Class I 2,999,975 1,107,105 (551,152) 38,574 3,594,502 — 18,106 —
Voya Multi-Manager International Factors
Fund - Class I 4,000,844 1,435,134 (689,496) 101,820 4,848,302 — 44,939 —
Voya VACS Series EME Fund — 2,450,394 (46,949) (22,301) 2,381,144 — (120) —
$ 24,320,011 $ 11,258,770 $ (4,036,717) $ (127,506) $ 31,414,558 $ 197,717 $ 26,299 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,826,025
Gross Unrealized Depreciation (1,103,307)
Net Unrealized Appreciation $ 3,722,718